Trading Properties (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of trading properties
	Completed properties	Properties under development (i)	Undeveloped sites	Total
At June 30, 2022	1,590	13,043	11,267	25,900
Additions	113	535	531	1,179
Currency translation adjustment	-	56	-	56
Transfers	546	-	(2,151)	(1,605)
Disposals	(40)	(1,586)	(947)	(2,573)
At June 30, 2023	2,209	12,048	8,700	22,957
Additions	-	749	161	910
Currency translation adjustment	-	(1,062)	-	(1,062)
Disposals	(74)	(2,787)	-	(2,861)
At June 30, 2024	2,135	8,948	8,861	19,944
	June 30, 2024	June 30, 2023
Non-current	19,533	22,422
Current	411	535
Total	19,944	22,957